Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-Term Debt

Note 13: Long-Term Debt

We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, the long-term debt presented below is primarily hedged in a fair value or cash flow hedge relationship. See Note 16 for further information on qualifying hedge contracts.

Following is a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2013. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

			December 31,
			2013	2012
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2014-2038	1.00-6.75%	$44,145	44,623
Floating-rate notes	2014-2048	0.00-3.598	12,445	10,996
Structured notes (1)	2014-2053	Varies	4,891	3,633
Total senior debt - Parent			61,481	59,252
Subordinated
Fixed-rate notes (2)	2014-2044	3.45-7.574%	17,469	11,340
Floating-rate notes	2015-2016	0.576-0.614	1,190	1,165
Total subordinated debt - Parent			18,659	12,505
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.95-7.95%	1,178	4,221
Floating-rate notes	2027	0.744-1.244	263	255
Total junior subordinated debt - Parent (3)			1,441	4,476
Total long-term debt - Parent (2)			81,581	76,233
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2015	0.75%	500	1,331
Floating-rate notes	2015-2053	0.00-0.522	2,219	170
Floating-rate extendible notes (4)	2015	0.291-0.346	10,749	4,450
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2014-2031	3.83 - 8.17	160	216
Floating-rate advances - FHLB (5)	2018-2019	0.22-0.29	19,000	2,002
Structured notes (1)	2014-2025	Varies	13	163
Capital leases (Note 7)	2014-2025	Varies	11	12
Total senior debt - Bank			32,652	8,344
Subordinated
Fixed-rate notes	2014-2038	4.75-7.74%	10,725	14,153
Floating-rate notes	2014-2017	0.448-2.965	1,616	1,617
Total subordinated debt - Bank			12,341	15,770
Junior subordinated
Floating-rate notes	2027	0.811-0.894%	303	294
Total junior subordinated debt - Bank (3)			303	294
Long-term debt issued by VIE - Fixed rate (6)	2014-2047	0.00-7.00%	1,098	1,542
Long-term debt issued by VIE - Floating rate (6)	2015-2042	0.296-32.11	1,230	1,826
Mortgage notes and other debt (7)	2014-2062	0.00-12.80	16,874	16,976
Total long-term debt - Bank			64,498	44,752

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			December 31,
			2013	2012
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2014-2023	2.774-4.38%	6,543	5,968
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			6,563	5,988
Junior subordinated
Floating-rate notes	2027	0.736%	155	155
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	155
Long-term debt issued by VIE - Fixed rate (6)	2015	5.16%	18	105
Long-term debt issued by VIE - Floating rate (6)	2015	1.544	10	10
Mortgage notes and other (7)	2014-2022	1.54-6.00	173	136
Total long-term debt - Other consolidated subsidiaries			6,919	6,394
Total long-term debt			$152,998	127,379

  Primarily consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives. In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.
  Includes fixed-rate subordinated notes issued by the Parent at a discount of $140 million in fourth quarter 2013 to effect a modification of Wells Fargo Bank, NA notes. These notes are carried at their par amount on the balance sheet of the Parent presented in Note 25.
  Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.
  Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis.
  At December 31, 2013, Federal Home Loan Bank advances are secured by residential loan collateral. Outstanding advances at December 31, 2012, were secured by investment securities and residential loan collateral.
  For additional information on VIEs, see Note 8.
  Primarily related to securitizations and secured borrowings, see Note 8.

The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2013, in each of the following five years and thereafter, is presented in the following table.

(in millions)	Parent	Company
2014	$8,535	12,800
2015	8,684	26,531
2016	15,734	19,732
2017	9,122	13,114
2018	7,937	26,867
Thereafter	31,569	53,954
Total	$81,581	152,998

As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2013, we were in compliance with all the covenants.